Expense Example - Class A Class C and Institutional Class - Strengthening Dollar 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	663	1,063	1,488	2,669	373	846	1,446	3,068